Other disclosures - Schedule of memorandum items by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 379,603	€ 349,228	€ 318,145
Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	274,075	262,737	241,230
Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,856	10,758	12,377
Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	92,672	75,733	64,538
Within 3 months | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	194,701	179,505	160,616
Within 3 months | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	120,962	123,529	114,221
Within 3 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,023	3,617	2,661
Within 3 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	66,716	52,359	43,734
3 to 12 months | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	52,276	43,846	42,436
3 to 12 months | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	32,538	27,587	28,207
3 to 12 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,586	4,251	3,732
3 to 12 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,152	12,008	10,497
1 to 3 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	59,421	61,045	57,111
1 to 3 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	50,875	51,999	47,876
1 to 3 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,427	1,749	4,134
1 to 3 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,119	7,297	5,101
3 to 5 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	55,991	52,007	44,834
3 to 5 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	54,033	49,781	40,458
3 to 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	441	687	1,169
3 to 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,517	1,539	3,207
More than 5 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,214	12,825	13,148
More than 5 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,667	9,841	10,468
More than 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	379	454	681
More than 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 1,168	€ 2,530	€ 1,999